UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

Certified Shareholder Report of

Registered Management Investment Companies

Investment Company Act File Number: 811-04318

The American Funds Income Series

(Exact Name of Registrant as Specified in Charter)

333 South Hope Street

Los Angeles, California 90071

(Address of Principal Executive Offices)

Registrant's telephone number, including area code: (213) 486-9200

Date of fiscal year end: August 31

Date of reporting period: February 28, 2013

Steven I. Koszalka

The American Funds Income Series

333 South Hope Street

Los Angeles, California 90071

(Name and Address of Agent for Service)

Copies to:

Michael Glazer

Bingham McCutchen LLP

355 South Grand Avenue, Suite 4400

Los Angeles, California 90071

(Counsel for the Registrant)

ITEM 1 – Reports to Stockholders

The right choice for the long term®

U.S. Government
Securities Fund®

Semi-annual report for the six months ended February 28, 2013

U.S. Government Securities Fund seeks a high level of current income, as well as preservation of capital, by investing primarily in securities guaranteed or sponsored by the United States government.

This fund is one of more than 40 offered by American Funds, which is one of the nation’s largest mutual fund families. For more than 80 years, Capital Research and Management Company,SM the American Funds adviser, has invested with a long-term focus based on thorough research and attention to risk.

Fund results shown in this report, unless otherwise indicated, are for Class A shares at net asset value. If a sales charge (maximum 3.75%) had been deducted, the results would have been lower. Results are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Share prices and returns will vary, so investors may lose money. Investing for short periods makes losses more likely. Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value. For current information and month-end results, visit americanfunds.com.

Here are the average annual total returns on a $1,000 investment with all distributions reinvested for periods ended March 31, 2013 (the most recent calendar quarter-end):

Class A shares	1 year	5 years	10 years
Reflecting 3.75% maximum sales charge	–1.85%	3.73%	3.70%

The total annual fund operating expense ratio was 0.61% for Class A shares as of the prospectus dated November 1, 2012.

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, investment results reflect fee waivers, without which results would have been lower. Visit americanfunds.com for more information.

The return of principal for bond funds and for funds with significant underlying bond holdings is not guaranteed. Fund shares are subject to the same interest rate, inflation and credit risks associated with the underlying bond holdings. Bond ratings, which typically range from Aaa/AAA (highest) to D (lowest), are assigned by credit rating agencies such as Moody’s, Standard & Poor’s and/or Fitch as an indication of an issuer’s creditworthiness. Refer to the fund prospectus and the Risk Factors section of this report for more information on these and other risks associated with investing in the fund.

Results for other share classes can be found on page 28.

Fellow investors:

For the six months ended February 28, 2013, U.S. Government Securities Fund declined 0.45%. In comparison, the unmanaged Barclays U.S. Government/Mortgage-Backed Securities Index was down 0.40%. The Lipper General U.S. Government Funds Average (a peer group of funds) fell 0.82%.

Income is a key element of the fund’s total return. The fund provides income in the form of monthly dividends, which totaled about 6.5 cents a share for the six-month period. This amounts to an income return of 0.45%. A capital gain distribution of 35.1 cents a share was paid in December.

Bond market overview

The period was marked by fears about the fiscal cliff as the year-end deadline approached for expiring tax cuts and sequestration — a series of automatic spending cuts built into the 2011 debt-ceiling compromise. These concerns were partly resolved when Congress agreed to permit a rise in the federal income tax on only the highest earners, allow payroll taxes to

Results at a glance

For periods ended February 28, 2013, with all distributions reinvested

	Total returns	Average annual total returns
				Lifetime
	1 year	5 years	10 years	(since 10/17/85)

U.S. Government Securities Fund (Class A shares)	1.66%	4.60%	4.08%	6.34%
Barclays U.S. Government/Mortgage-Backed Securities Index*	1.95	4.89	4.73	7.27
Lipper General U.S. Government Funds Average	1.92	4.43	3.96	6.24

*The index is unmanaged and, therefore, has no expenses.

U.S. Government Securities Funds	1

revert to higher levels and move the sequester deadline to March 2013. When Congress failed to reach a spending deal in February, the sequester went into effect on March 1.

As you can see in the chart below, Treasury yields remained quite low for the period, with yields for longer maturity bonds rising modestly, suggesting that any fiscal concerns were absorbed by the market. Yields for Treasuries with maturities of two years or shorter were mostly unchanged. 10-year Treasury yields rose from 1.55% to 1.88%, and 30-year Treasury yields rose from 2.67% to 3.09%. As yields rose, Treasury prices declined.

While Treasury yields have risen gradually, spreads have widened for agency mortgage-backed securities. Among these securities, high prepayment rates caused by homeowners refinancing their mortgages have made higher coupon mortgages less attractive. As a result, lower coupon mortgages had better results for the period compared to higher coupon mortgages.

Inside the portfolio

U.S. Government Securities Fund invests predominantly in debt obligations that are guaranteed or sponsored by the federal government. These include Treasury bonds and notes, the direct debt of federal agencies and a variety of agency mortgage-backed obligations. Throughout the period, the fund’s portfolio counselors adjusted the blend of these securities in response to, and in anticipation of, evolving market conditions.

The Federal Reserve maintained its commitment to purchasing Treasuries and agency mortgage-backed securities in order to keep rates low. The low interest rate environment

Treasury yield curves at the beginning and end of the six-month period

2	U.S. Government Securities Funds

has made it challenging to produce strong returns because there are only limited opportunities at current rates to find pockets of value among government-sponsored securities. In this climate, the fund’s investment professionals have kept the portfolio conservatively positioned.

The portfolio counselors added to investments in Treasury inflation-protected securities (TIPS). That, along with the fund’s high percentage of holdings in cash, reflect a cautious stance on interest rates.

Among mortgages, the portfolio counselors reduced investments in pools of agency mortgage-backed securities with 30-year maturities and added to holdings with 15-year maturities. This reflected concerns about the prices of mortgages, the potential for the Federal Reserve to reduce its purchases and the potential for rising rates to cause mortgage spreads to widen. While lower coupon mortgages had higher returns for the period, they carry additional risk if mortgage spreads widen, so the investment professionals remained fairly neutral on mortgages.

The investment professionals paid close attention to the fund’s positioning among mortgages as they sought to invest on the optimal part of the yield curve and to find additional value. One area of investment is hybrid adjustable-rate mortgages (ARMs). These shorter duration alternatives to 15-year fixed-rate agency mortgages may offer more attractive yields and spreads while being of a similarly high quality. Another area is agency-backed multifamily securities, which operate similarly to individual mortgage-backed securities but comprise pools of mortgages for multifamily dwellings.

The summary portfolio, beginning on page 5, offers more details of the various government securities and sectors held by the fund as of February 28, 2013.

Looking ahead

The Federal Reserve’s involvement in purchasing Treasuries and seeking to keep rates low on the short end, along with its purchases of agency mortgage-backed securities, have created uncertainty in the market and contributed to a challenging operating environment. Questions for market participants include how long the Fed will continue to maintain its current policy of quantitative easing, how it might begin to shift its policy if the economy improves and how the market will react to any change in Fed purchasing. The fund’s investment professionals remain focused on yield and capital preservation given current conditions.

While the U.S. economy has been improving, concerns linger, and the inability of Congress to come to agreement on spending and taxation has added to uncertainty. Although the sequester introduced some sharp budget cuts, it could ultimately prove beneficial for the economy because reduced concerns about long-term government debt levels could strengthen business activity and the labor market.

U.S. Government Securities Funds	3

Higher interest rates would signal that the economy is on more solid footing. It could also mean lower returns for government-sponsored securities. However, lower bond returns would likely be associated with positive returns among equity investments. Conversely, because bond holdings often help cushion investor losses during equity market declines, the diversification benefits of bond investments remain important. As the fund only invests in high-quality securities — focusing on U.S. government-related securities and cash — credit risk in the fund is limited.

A fundamental component of our investment strategy in U.S. Government Securities Fund always has been to maintain a very high-quality portfolio to serve as a hedge against economic uncertainties that could impact other portions of our fund investors’ individual portfolios. We believe that government securities will retain their valued status for investors as part of a balanced portfolio even if interest rates do eventually trend higher.

We thank you for your continued confidence and support and look forward to reporting to you again in six months.

Cordially,

Thomas H. Høgh
President

April 12, 2013

For current information about the fund, visit americanfunds.com.

The fund’s 30-day yield for Class A shares as of March 31, 2013, calculated in accordance with the U.S. Securities and Exchange Commission (SEC) formula, was 0.56%. The fund’s 12-month distribution rate for Class A shares as of that date was 0.90%. Both reflect the 3.75% maximum sales charge. The SEC yield reflects the rate at which the fund is earning income on its current portfolio of securities while the distribution rate reflects the fund’s past dividends paid to shareholders. Accordingly, the fund’s SEC yield and distribution rate may differ.

4	U.S. Government Securities Funds

Summary investment portfolio February 28, 2013	unaudited

The following summary investment portfolio is designed to streamline the report and help investors better focus on the fund’s principal holdings. See the inside back cover for details on how to obtain a complete schedule of portfolio holdings.

Investment mix by security type	Percent of net assets

Breakdown of mortgage-backed obligations	Percent of net assets

30-year pass-throughs:

Fannie Mae	25.4%
Ginnie Mae	4.5
Freddie Mac	3.6	33.5%
15-year pass-throughs		13.1
Other		6.5
Total		53.1%

Quality breakdown*		Percent of net assets
U.S. government obligations†		35.8%
Federal agencies		53.0
Unrated		0.2
Short-term securities & other assets less liabilities		11.0

*	Bond ratings, which typically range from Aaa/AAA (highest) to D (lowest), are assigned by credit rating agencies such as Moody’s, Standard & Poor’s and/or Fitch as an indication of an issuer’s creditworthiness. If agency ratings differ, the security will be considered to have received the highest of those ratings, consistent with the fund’s investment policies. Securities in the “unrated” category above have not been rated by a rating agency; however, the investment adviser performs its own credit analysis and assigns comparable ratings that are used for compliance with the fund’s investment policies.
†	These securities are guaranteed by the full faith and credit of the United States government.

U.S. Government Securities Funds	5

Bonds & notes — 88.99%	Principal amount (000)	Value (000)	Percent of net assets
Federal agency mortgage-backed obligations[1] — 53.11%
Fannie Mae:
2.50% 2022	$48,084	$50,188
2.50% 2027	113,089	117,595
2.00% 2028[2]	155,855	157,506
2.50% 2028[2]	152,790	158,687
3.00% 2028[2]	137,330	144,132
3.00% 2028[2]	79,772	83,984
3.00% 2028[2]	40,000	42,038
6.00% 2038	42,243	46,422
6.00% 2039	50,196	55,152
4.50% 2040	44,938	48,538
4.50% 2041	62,433	67,513	40.20%
4.50% 2041	44,094	47,682
4.50% 2041	38,019	41,112
3.50% 2042	39,157	41,709
4.00% 2042	144,759	155,041
3.50% 2043[2]	183,134	192,749
3.50% 2043[2]	164,361	173,478
3.50% 2043[2]	39,750	42,048
4.00% 2043[2]	115,750	123,418
0%–11.125% 2017–2047[2,3]	1,004,667	1,074,824
Freddie Mac 0%–11.142% 2014–2043[3]	425,583	451,393	6.33
Government National Mortgage Assn.:
4.50% 2041	46,082	50,198
3.50% 2043[2]	41,876	44,866	5.38
2.50%–10.00% 2019–2058[2,3]	265,926	288,273
Other securities		85,197	1.20
		3,783,743	53.11

6	U.S. Government Securities Funds

	Principal amount (000)	Value (000)	Percent of net assets
U.S. Treasury bonds & notes — 27.91%
U.S. Treasury — 24.45%
1.125% 2013	$137,540	$137,939
3.125% 2013	42,700	43,337
0.25% 2014	85,000	85,065
0.50% 2014	84,000	84,360
1.25% 2014	83,500	84,362
1.875% 2014	49,090	49,919
2.625% 2014	110,445	114,224
2.125% 2015	40,250	42,285
11.25% 2015	90,530	110,005	24.45%
2.125% 2016	58,100	61,168
2.375% 2016	40,200	42,665
0.875% 2017	43,500	44,018
3.50% 2018	61,820	70,104
1.625% 2022	142,270	139,399
1.75% 2022	44,900	44,886
4.375% 2039	55,600	70,143
0.25%–8.875% 2014–2042	464,885	518,104
		1,741,983	24.45

U.S. Treasury inflation-protected securities[4] — 3.46%
0.625% 2013	41,851	42,154
0.125% 2017	50,730	54,740
0.125% 2022	39,357	42,929	3.46
0.125% 2023	41,911	45,296
0.125%–1.875% 2013–2043	59,149	61,638
		246,757	3.46

Total U.S. Treasury bonds & notes		1,988,740	27.91

Federal agency bonds & notes — 7.96%
Freddie Mac:
0.375% 2014	75,250	75,364
1.25% 2019	51,820	51,556	3.00
1.00%–3.00% 2014–2017	84,425	86,964
Federal Home Loan Bank:
Series 2816, 1.00% 2017	43,705	44,181
1.625%–5.50% 2013–2020	90,125	95,490	1.96
Fannie Mae:
0.75% 2013	67,575	67,861
3.00%–6.625% 2014–2030	7,450	9,093	1.08
Other securities		136,344	1.92
		566,853	7.96

U.S. Government Securities Funds	7

Bonds & notes	Principal amount (000)	Value (000)	Percent of net assets
Asset-backed obligations — 0.01%
Other securities		$523	.01%

Total bonds & notes (cost: $6,207,152,000)		6,339,859	88.99

Short-term securities — 31.40%

Freddie Mac 0.08%–0.22% due 3/20–8/20/2013	$864,500	864,143	12.13
Federal Home Loan Bank 0.09%–0.155% due 3/8–6/21/2013	512,080	511,964	7.19
U.S. Treasury Bills 0.09%–0.155% due 4/11–5/2/2013	509,900	509,843	7.16
Fannie Mae 0.11%–0.16% due 3/4–7/25/2013	251,300	251,218	3.52
National Rural Utilities Cooperative Finance Corp. 0.12%–0.14% due 3/12–3/25/2013	59,800	59,796	.84
Other securities		39,900	.56

Total short-term securities (cost: $2,236,860,000)		2,236,864	31.40

Total investment securities (cost: $8,444,012,000)		8,576,723	120.39
Other assets less liabilities		(1,452,529)	(20.39)

Net assets		$7,124,194	100.00%

“Other securities” includes all issues that are not disclosed separately in the summary investment portfolio. Some of these securities (with an aggregate value of $9,735,000, which represented .14% of the net assets of the fund) were acquired in transactions exempt from registration under Rule 144A of the Securities Act of 1933 and may be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers.

The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

[1]	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
[2]	A portion or all of the security purchased on a TBA basis.
[3]	Coupon rate may change periodically.
[4]	Index-linked bond whose principal amount moves with a government price index.

Key to abbreviation
TBA = To be announced

See Notes to Financial Statements

8	U.S. Government Securities Funds

Financial statements

Statement of assets and liabilities	unaudited
at February 28, 2013	(dollars in thousands)

Assets:
Investment securities, at value (cost: $8,444,012)		$8,576,723
Cash		67
Receivables for:
Sales of investments	$1,093,133
Sales of fund’s shares	9,064
Interest	17,583	1,119,780
		9,696,570
Liabilities:
Payables for:
Purchases of investments	2,553,395
Repurchases of fund’s shares	12,969
Dividends on fund’s shares	148
Investment advisory services	1,034
Services provided by related parties	4,516
Trustees’ deferred compensation	203
Other	111	2,572,376
Net assets at February 28, 2013		$7,124,194

Net assets consist of:
Capital paid in on shares of beneficial interest		$6,978,081
Distributions in excess of net investment income		(22,303)
Undistributed net realized gain		35,705
Net unrealized appreciation		132,711
Net assets at February 28, 2013		$7,124,194

(dollars and shares in thousands, except per-share amounts)

Shares of beneficial interest issued and outstanding (no stated par value) —
unlimited shares authorized (503,671 total shares outstanding)

	Net assets	Shares outstanding	Net asset value per share
Class A	$3,926,792	277,611	$14.14
Class B	86,529	6,119	14.14
Class C	481,425	34,043	14.14
Class F-1	185,795	13,135	14.14
Class F-2	68,436	4,838	14.14
Class 529-A	194,311	13,737	14.14
Class 529-B	8,232	582	14.14
Class 529-C	91,805	6,492	14.14
Class 529-E	11,972	846	14.14
Class 529-F-1	11,871	839	14.14
Class R-1	17,211	1,217	14.14
Class R-2	207,313	14,659	14.14
Class R-3	199,229	14,085	14.14
Class R-4	164,860	11,655	14.14
Class R-5	161,459	11,415	14.15
Class R-6	1,306,954	92,398	14.14

See Notes to Financial Statements

U.S. Government Securities Funds	9

Statement of operations	unaudited
for the six months ended February 28, 2013	(dollars in thousands)

Investment income:
Income:
Interest		$32,611

Fees and expenses*:
Investment advisory services	$6,929
Distribution services	10,601
Transfer agent services	4,580
Administrative services	961
Reports to shareholders	233
Registration statement and prospectus	167
Trustees’ compensation	46
Auditing and legal	57
Custodian	8
Other	211	23,793
Net investment income		8,818

Net realized gain and unrealized depreciation on investments:
Net realized gain on investments		54,821
Net unrealized depreciation on investments		(98,722)
Net realized gain and unrealized depreciation on investments		(43,901)
Net decrease in net assets resulting from operations		$(35,083)

Statements of changes in net assets	(dollars in thousands)

	Six months ended February 28, 2013†	Year ended August 31, 2012
Operations:
Net investment income	$8,818	$52,185
Net realized gain on investments	54,821	270,246
Net unrealized depreciation on investments	(98,722)	(23,312)
Net (decrease) increase in net assets resulting from operations	(35,083)	299,119

Dividends and distributions paid or accrued to shareholders:
Dividends from net investment income	(31,121)	(80,850)
Distributions from net realized gain on investments	(176,822)	(150,544)
Total dividends and distributions paid or accrued to shareholders	(207,943)	(231,394)

Net capital share transactions	30,634	669,723

Total (decrease) increase in net assets	(212,392)	737,448

Net assets:
Beginning of period	7,336,586	6,599,138
End of period (including distributions in excess of net investment income of $(22,303) and undistributed net investment income of less than $1, respectively)	$7,124,194	$7,336,586

*	Additional information related to class-specific fees and expenses is included in the Notes to Financial Statements.
†	Unaudited.

See Notes to Financial Statements

10	U.S. Government Securities Funds

Notes to financial statements	unaudited

1. Organization

The American Funds Income Series (the “trust”) is registered under the Investment Company Act of 1940 as an open-end, diversified management investment company and has initially issued one series of shares, U.S. Government Securities Fund (the “fund”). The fund seeks a high level of current income, as well as preservation of capital, by investing primarily in securities guaranteed or sponsored by the U.S. government.

The fund has 16 share classes consisting of five retail share classes (Classes A, B and C, as well as two F share classes, F-1 and F-2), five 529 college savings plan share classes (Classes 529-A, 529-B, 529-C, 529-E and 529-F-1) and six retirement plan share classes (Classes R-1, R-2, R-3, R-4, R-5 and R-6). The 529 college savings plan share classes can be used to save for college education. The retirement plan share classes are generally offered only through eligible employer-sponsored retirement plans. The fund’s share classes are further described below:

	Initial sales	Contingent deferred sales charge
Share class	charge	upon redemption	Conversion feature

Classes A and 529-A	Up to 3.75%	None (except 1% for certain redemptions within one year of purchase without an initial sales charge)	None
Classes B and 529-B*	None	Declines from 5% to 0% for redemptions within six years of purchase	Classes B and 529-B convert to Classes A and 529-A, respectively, after eight years
Class C	None	1% for redemptions within one year of purchase	Class C converts to Class F-1 after 10 years
Class 529-C	None	1% for redemptions within one year of purchase	None
Class 529-E	None	None	None
Classes F-1, F-2 and 529-F-1	None	None	None
Classes R-1, R-2, R-3, R-4, R-5 and R-6	None	None	None

*  Class B and 529-B shares of the fund are not available for purchase.

Holders of all share classes have equal pro rata rights to assets, dividends and liquidation proceeds. Each share class has identical voting rights, except for the exclusive right to vote on matters affecting only its class. Share classes have different fees and expenses (“class-specific fees and expenses”), primarily due to different arrangements for distribution, administrative and shareholder services. Differences in class-specific fees and expenses will result in differences in net investment income and, therefore, the payment of different per-share dividends by each class.

U.S. Government Securities Funds	11

2. Significant accounting policies

The financial statements have been prepared to comply with accounting principles generally accepted in the United States of America. These principles require management to make estimates and assumptions that affect reported amounts and disclosures. Actual results could differ from those estimates. The fund follows the significant accounting policies described below, as well as the valuation policies described in the next section on valuation.

Security transactions and related investment income — Security transactions are recorded by the fund as of the date the trades are executed with brokers. Realized gains and losses from security transactions are determined based on the specific identified cost of the securities. In the event a security is purchased with a delayed payment date, the fund will segregate liquid assets sufficient to meet its payment obligations. Interest income is recognized on an accrual basis. Market discounts, premiums and original issue discounts on fixed-income securities are amortized daily over the expected life of the security.

Class allocations — Income, fees and expenses (other than class-specific fees and expenses) are allocated daily among the various share classes based on the relative value of their settled shares. Realized and unrealized gains and losses are allocated daily among the various share classes based on their relative net assets. Class-specific fees and expenses, such as distribution, administrative and shareholder services, are charged directly to the respective share class.

Dividends and distributions to shareholders — Dividends to shareholders are declared daily after the determination of the fund’s net investment income and are paid to shareholders monthly. Distributions to shareholders are recorded on the ex-dividend date.

3. Valuation

Capital Research and Management Company (“CRMC”), the fund’s investment adviser, values the fund’s investments at fair value as defined by accounting principles generally accepted in the United States of America. The net asset value of each share class of the fund is generally determined as of approximately 4:00 p.m. New York time each day the New York Stock Exchange is open.

Methods and inputs — The fund’s investment adviser uses the following methods and inputs to establish the fair value of the fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.

Fixed-income securities, including short-term securities purchased with more than 60 days left to maturity, are generally valued at prices obtained from one or more pricing vendors.

12	U.S. Government Securities Funds

Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income security.

Fixed-income class	Examples of standard inputs

All	Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities
Mortgage-backed; asset-backed obligations	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information

When the fund’s investment adviser deems it appropriate to do so (such as when vendor prices are unavailable or not deemed to be representative), fixed-income securities will be valued in good faith at the mean quoted bid and ask prices that are reasonably and timely available (or bid prices, if ask prices are not available) or at prices for securities of comparable maturity, quality and type.

Short-term securities purchased within 60 days to maturity are valued at amortized cost, which approximates fair value. The value of short-term securities originally purchased with maturities greater than 60 days is determined based on an amortized value to par when they reach 60 days.

Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the fund’s investment adviser are fair valued as determined in good faith under fair value guidelines adopted by authority of the fund’s board of trustees as further described below. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.

U.S. Government Securities Funds	13

Processes and structure — The fund’s board of trustees has delegated authority to the fund’s investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Fair Valuation Committee”) to administer, implement and oversee the fair valuation process, and to make fair value decisions. The Fair Valuation Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation teams. The Fair Valuation Committee reviews changes in fair value measurements from period to period and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. The Fair Valuation Committee reports any changes to the fair valuation guidelines to the board of trustees with supplemental information to support the changes. The fund’s board and audit committee also regularly review reports that describe fair value determinations and methods.

The fund’s investment adviser has also established a Fixed-Income Pricing Review Group to administer and oversee the fixed-income valuation process, including the use of fixed-income pricing vendors. This group regularly reviews pricing vendor information and market data. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews, including an annual control self-evaluation program facilitated by the investment adviser’s compliance group.

Classifications — The fund’s investment adviser classifies the fund’s assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. At February 28, 2013, all of the fund’s investment securities were classified as Level 2.

4. Risk factors

Investing in the fund may involve certain risks including, but not limited to, those described below.

Market conditions — The prices of, and the income generated by, the securities held by the fund may decline due to market conditions and other factors, including those directly involving the issuers of securities held by the fund.

14	U.S. Government Securities Funds

Investing in bonds — Rising interest rates will generally cause the prices of bonds and other debt securities to fall. Longer maturity debt securities may be subject to greater price fluctuations than shorter maturity debt securities.

Investing in securities backed by the U.S. government — Securities backed by the U.S. Treasury or the full faith and credit of the U.S. government are guaranteed only as to the timely payment of interest and principal when held to maturity. Accordingly, the current market values for these securities will fluctuate with changes in interest rates. Securities issued by government-sponsored entities and federal agencies and instrumentalities that are not backed by the full faith and credit of the U.S. government are neither issued nor guaranteed by the U.S. government.

Investing in mortgage-related securities — Mortgage-related securities are subject to prepayment risk as well as the risks associated with investing in debt securities in general. If interest rates fall and the loans underlying these securities are prepaid faster than expected, the fund may have to reinvest the prepaid principal in lower yielding securities, thus reducing the fund’s income. Conversely, if interest rates increase and the loans underlying the securities are prepaid more slowly than expected, the expected duration of the securities may be extended, reducing the cash flow for potential reinvestment in higher yielding securities.

Management — The investment adviser to the fund actively manages the fund’s investments. Consequently, the fund is subject to the risk that the methods and analyses employed by the investment adviser in this process may not produce the desired results. This could cause the fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.

5. Certain investment techniques

Mortgage dollar rolls — The fund has entered into mortgage dollar roll transactions in which the fund sells a mortgage-backed security to a counterparty and simultaneously enters into an agreement with the same counterparty to buy back a similar security on a specific future date at a predetermined price. Risks may arise due to the delayed payment date and the potential inability of counterparties to complete the transaction. Mortgage dollar rolls are accounted for as purchase and sale transactions, which may increase the fund’s portfolio turnover rate.

6. Taxation and distributions

Federal income taxation — The fund complies with the requirements under Subchapter M of the Internal Revenue Code applicable to mutual funds and intends to distribute substantially all of its net taxable income and net capital gains each year. The fund is not subject to income taxes to the extent such distributions are made. Therefore, no federal income tax provision is required.

U.S. Government Securities Funds	15

As of and during the period ended February 28, 2013, the fund did not have a liability for any unrecognized tax benefits. The fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the statement of operations. During the period, the fund did not incur any interest or penalties.

The fund is not subject to examination by U.S. federal tax authorities for tax years before 2008 and by state tax authorities for tax years before 2007.

Distributions — Distributions paid to shareholders are based on net investment income and net realized gains determined on a tax basis, which may differ from net investment income and net realized gains for financial reporting purposes. These differences are due primarily to different treatment for items such as short-term capital gains and losses; capital losses related to sales of certain securities within 30 days of purchase; deferred expenses; cost of investments sold; paydowns on fixed-income securities; and income on certain investments. The fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the fund for financial reporting purposes.

The components of distributable earnings on a tax basis are reported as of the fund’s most recent year-end. As of August 31, 2012, the fund had tax basis undistributed ordinary income of $88,703,000 and undistributed long-term capital gains of $71,407,000.

As of February 28, 2013, the tax basis unrealized appreciation (depreciation) and cost of investment securities were as follows (dollars in thousands):

Gross unrealized appreciation on investment securities	$130,959
Gross unrealized depreciation on investment securities	(4,000)
Net unrealized appreciation on investment securities	126,959
Cost of investment securities	8,449,764

16	U.S. Government Securities Funds

The tax character of distributions paid or accrued to shareholders was as follows (dollars in thousands):

	Six months ended February 28, 2013			Year ended August 31, 2012
Share class	Ordinary income	Long-term capital gains	Total distributions paid or accrued	Ordinary income	Long-term capital gains	Total distributions paid or accrued

Class A	$75,090	$44,126	$119,216	$76,719	$64,018	$140,737
Class B	1,394	1,013	2,407	1,562	2,193	3,755
Class C	7,390	5,459	12,849	5,543	8,088	13,631
Class F-1	3,497	2,056	5,553	3,444	2,840	6,284
Class F-2	1,350	758	2,108	1,279	964	2,243
Class 529-A	3,546	2,125	5,671	3,279	2,800	6,079
Class 529-B	126	95	221	123	192	315
Class 529-C	1,351	1,015	2,366	930	1,441	2,371
Class 529-E	208	134	342	168	165	333
Class 529-F-1	235	134	369	222	165	387
Class R-1	263	193	456	213	309	522
Class R-2	3,159	2,302	5,461	2,383	3,415	5,798
Class R-3	3,451	2,231	5,682	3,062	3,156	6,218
Class R-4	3,070	1,777	4,847	3,624	2,988	6,612
Class R-5	3,313	1,802	5,115	3,211	2,299	5,510
Class R-6	22,920	12,360	35,280	18,376	12,223	30,599
Total	$130,363	$77,580	$207,943	$124,138	$107,256	$231,394

7. Fees and transactions with related parties

CRMC, the fund’s investment adviser, is the parent company of American Funds Distributors,® Inc. (“AFD”), the principal underwriter of the fund’s shares, and American Funds Service Company® (“AFS”), the fund’s transfer agent. CRMC, AFD and AFS are considered related parties to the fund.

Investment advisory services — The fund has an investment advisory and service agreement with CRMC that provides for monthly fees accrued daily. These fees are based on a series of decreasing annual rates beginning with 0.30% on the first $60 million of daily net assets and decreasing to 0.14% on such assets in excess of $10 billion. The agreement also provides for monthly fees, accrued daily, based on a series of decreasing rates beginning with 3.00% on the first $3,333,333 of the fund’s monthly gross income and decreasing to 2.00% on such income in excess of $8,333,333. For the six months ended February 28, 2013, the investment advisory services fee was $6,929,000, which was equivalent to an annualized rate of 0.192% of average daily net assets.

Class-specific fees and expenses — Expenses that are specific to individual share classes are accrued directly to the respective share class. The principal class-specific fees and expenses are described on the following page:

U. S. Government Securities Funds	17

Distribution services — The fund has plans of distribution for all share classes, except Class F-2, R-5 and R-6 shares. Under the plans, the board of trustees approves certain categories of expenses that are used to finance activities primarily intended to sell fund shares and service existing accounts. The plans provide for payments, based on an annualized percentage of average daily net assets, ranging from 0.30% to 1.00% as noted below. In some cases, the board of trustees has limited the amounts that may be paid to less than the maximum allowed by the plans. All share classes with a plan may use up to 0.25% of average daily net assets to pay service fees, or to compensate AFD for paying service fees, to firms that have entered into agreements with AFD to provide certain shareholder services. The remaining amounts available to be paid under each plan are paid to dealers to compensate them for their sales activities.

For Class A and 529-A shares, distribution-related expenses include the reimbursement of dealer and wholesaler commissions paid by AFD for certain shares sold without a sales charge. These share classes reimburse AFD for amounts billed within the prior 15 months but only to the extent that the overall annual expense limit of 0.30% is not exceeded. As of February 28, 2013, there were no unreimbursed expenses subject to reimbursement for Class A or 529-A shares.

Share class	Currently approved limits	Plan limits

Class A	0.30%	0.30%
Class 529-A	0.30	0.50
Classes B and 529-B	1.00	1.00
Classes C, 529-C and R-1	1.00	1.00
Class R-2	0.75	1.00
Classes 529-E and R-3	0.50	0.75
Classes F-1, 529-F-1 and R-4	0.25	0.50

Transfer agent services — The fund has a shareholder services agreement with AFS under which the fund compensates AFS for providing transfer agent services to each of the fund’s share classes. These services include recordkeeping, shareholder communications and transaction processing. In addition, the fund reimburses AFS for amounts paid to third parties for performing transfer agent services on behalf of fund shareholders.

Administrative services — The fund has an administrative services agreement with CRMC under which the fund compensates CRMC for providing administrative services to Class A, C, F, 529 and R shares. These services include, but are not limited to, coordinating, monitoring, assisting and overseeing third parties that provide services to fund shareholders. Under the agreement, Class A shares pay an annual fee of 0.01% and Class C, F, 529 and R shares pay an annual fee of 0.05% of their respective average daily net assets.

18	U.S. Government Securities Funds

529 plan services — Each 529 share class is subject to service fees to compensate the Commonwealth of Virginia for the maintenance of the 529 college savings plan. The quarterly fee is based on a series of decreasing annual rates beginning with 0.10% on the first $30 billion of the net assets invested in Class 529 shares of the American Funds and decreasing to 0.06% on such assets between $120 billion and $150 billion. The fee for any given calendar quarter is accrued and calculated on the basis of the average net assets of Class 529 shares of the American Funds for the last month of the prior calendar quarter. The fee is included in other expenses on the accompanying financial statements. The Commonwealth of Virginia is not considered a related party.

Class-specific expenses under the agreements described above for the six months ended February 28, 2013, were as follows (dollars in thousands):

Share class	Distribution services	Transfer agent services	Administrative services	529 plan services

Class A	$4,942	$3,071	$205	Not applicable
Class B	486	72	Not applicable	Not applicable
Class C	2,549	372	128	Not applicable
Class F-1	243	113	49	Not applicable
Class F-2	Not applicable	40	17	Not applicable
Class 529-A	210	112	50	$98
Class 529-B	45	6	2	5
Class 529-C	474	57	24	47
Class 529-E	30	6	3	6
Class 529-F-1	—	7	3	6
Class R-1	91	11	4	Not applicable
Class R-2	795	381	54	Not applicable
Class R-3	516	193	52	Not applicable
Class R-4	220	94	44	Not applicable
Class R-5	Not applicable	44	42	Not applicable
Class R-6	Not applicable	1	284	Not applicable
Total class-specific expenses	$10,601	$4,580	$961	$162

Trustees’ deferred compensation — Trustees who are unaffiliated with CRMC may elect to defer the cash payment of part or all of their compensation. These deferred amounts, which remain as liabilities of the fund, are treated as if invested in shares of the fund or other American Funds. These amounts represent general, unsecured liabilities of the fund and vary according to the total returns of the selected funds. Trustees’ compensation of $46,000, shown on the accompanying financial statements, includes $29,000 in current fees (either paid in cash or deferred) and a net increase of $17,000 in the value of the deferred amounts.

Affiliated officers and trustees — Officers and certain trustees of the fund are or may be considered to be affiliated with CRMC, AFD and AFS. No affiliated officers or trustees received any compensation directly from the fund.

U.S. Government Securities Funds	19

8. Capital share transactions

Capital share transactions in the fund were as follows (dollars and shares in thousands):

	Sales*		Reinvestments of dividends and distributions		Repurchases*		Net (decrease) increase
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares

Six months ended February 28, 2013
Class A	$446,686	30,848	$116,897	8,210	$(743,095)	(51,678)	$(179,512)	(12,620)
Class B	3,840	265	2,351	165	(26,227)	(1,818)	(20,036)	(1,388)
Class C	52,195	3,608	12,482	878	(101,921)	(7,087)	(37,244)	(2,601)
Class F-1	40,335	2,795	5,417	380	(53,303)	(3,700)	(7,551)	(525)
Class F-2	19,992	1,382	2,002	140	(14,291)	(997)	7,703	525
Class 529-A	20,330	1,407	5,673	399	(26,968)	(1,876)	(965)	(70)
Class 529-B	509	35	221	16	(2,528)	(175)	(1,798)	(124)
Class 529-C	8,472	587	2,365	166	(16,020)	(1,112)	(5,183)	(359)
Class 529-E	1,224	84	341	24	(1,900)	(132)	(335)	(24)
Class 529-F-1	1,482	102	365	26	(2,149)	(150)	(302)	(22)
Class R-1	1,772	123	454	32	(3,804)	(264)	(1,578)	(109)
Class R-2	42,307	2,933	5,452	383	(57,020)	(3,961)	(9,261)	(645)
Class R-3	48,270	3,347	5,664	398	(61,344)	(4,267)	(7,410)	(522)
Class R-4	42,920	2,973	4,854	341	(83,297)	(5,749)	(35,523)	(2,435)
Class R-5	33,276	2,311	5,124	360	(41,770)	(2,912)	(3,370)	(241)
Class R-6	349,133	24,262	35,361	2,483	(51,495)	(3,551)	332,999	23,194
Total net increase (decrease)	$1,112,743	77,062	$205,023	14,401	$(1,287,132)	(89,429)	$30,634	2,034

Year ended August 31, 2012
Class A	$1,329,048	91,421	$137,062	9,501	$(1,174,376)	(80,982)	$291,734	19,940
Class B	20,160	1,383	3,663	255	(69,207)	(4,769)	(45,384)	(3,131)
Class C	179,685	12,366	13,109	910	(158,492)	(10,925)	34,302	2,351
Class F-1	158,461	10,898	6,224	431	(139,038)	(9,559)	25,647	1,770
Class F-2	36,512	2,513	2,050	142	(27,163)	(1,876)	11,399	779
Class 529-A	60,858	4,193	6,087	422	(39,179)	(2,697)	27,766	1,918
Class 529-B	2,283	157	315	22	(6,252)	(431)	(3,654)	(252)
Class 529-C	28,866	1,989	2,378	165	(22,107)	(1,521)	9,137	633
Class 529-E	5,090	351	333	23	(2,903)	(200)	2,520	174
Class 529-F-1	5,420	374	387	27	(3,523)	(243)	2,284	158
Class R-1	8,392	577	521	36	(6,993)	(482)	1,920	131
Class R-2	92,869	6,391	5,799	403	(87,675)	(6,044)	10,993	750
Class R-3	101,016	6,953	6,214	431	(87,056)	(6,001)	20,174	1,383
Class R-4	78,940	5,443	6,625	460	(62,333)	(4,297)	23,232	1,606
Class R-5	90,978	6,255	5,521	382	(54,981)	(3,794)	41,518	2,843
Class R-6	289,437	19,981	30,698	2,127	(104,000)	(7,151)	216,135	14,957
Total net increase (decrease)	$2,488,015	171,245	$226,986	15,737	$(2,045,278)	(140,972)	$669,723	46,010

*  Includes exchanges between share classes of the fund.

20	U.S. Government Securities Funds

9. Investment transactions

The fund made purchases and sales of investment securities, excluding short-term securities and U.S. government obligations, if any, of $13,002,718,000 and $13,181,361,000, respectively, during the six months ended February 28, 2013.

U.S. Government Securities Funds	21

Financial highlights

			(Loss) income from investment operations[1]
		Net asset value, beginning of period	Net investment income (loss)	Net (losses) gains on securities (both realized and unrealized)	Total from investment operations
Class A:	Six months ended 2/28/2013[4,5]	$14.63	$.02	$(.10)	$(.08)
	Year ended 8/31/2012	14.48	.12	.52	.64
	Year ended 8/31/2011	14.76	.28	.23	.51
	Year ended 8/31/2010	14.11	.38	.70	1.08
	Year ended 8/31/2009	13.56	.42	.57	.99
	Year ended 8/31/2008	13.35	.54	.22	.76
Class B:	Six months ended 2/28/2013[4,5]	14.63	(.03)	(.10)	(.13)
	Year ended 8/31/2012	14.48	.01	.52	.53
	Year ended 8/31/2011	14.76	.17	.23	.40
	Year ended 8/31/2010	14.11	.27	.70	.97
	Year ended 8/31/2009	13.56	.32	.57	.89
	Year ended 8/31/2008	13.35	.44	.22	.66
Class C:	Six months ended 2/28/2013[4,5]	14.63	(.04)	(.09)	(.13)
	Year ended 8/31/2012	14.48	— [7]	.52	.52
	Year ended 8/31/2011	14.76	.16	.23	.39
	Year ended 8/31/2010	14.11	.26	.70	.96
	Year ended 8/31/2009	13.56	.31	.57	.88
	Year ended 8/31/2008	13.35	.43	.22	.65
Class F-1:	Six months ended 2/28/2013[4,5]	14.63	.02	(.10)	(.08)
	Year ended 8/31/2012	14.48	.12	.52	.64
	Year ended 8/31/2011	14.76	.27	.23	.50
	Year ended 8/31/2010	14.11	.37	.70	1.07
	Year ended 8/31/2009	13.56	.42	.57	.99
	Year ended 8/31/2008	13.35	.54	.22	.76
Class F-2:	Six months ended 2/28/2013[4,5]	14.63	.04	(.10)	(.06)
	Year ended 8/31/2012	14.48	.15	.52	.67
	Year ended 8/31/2011	14.76	.31	.23	.54
	Year ended 8/31/2010	14.11	.41	.70	1.11
	Year ended 8/31/2009	13.56	.46	.57	1.03
	Period from 8/7/2008 to 8/31/2008[4]	13.48	.03	.08	.11
Class 529-A:	Six months ended 2/28/2013[4,5]	14.63	.02	(.10)	(.08)
	Year ended 8/31/2012	14.48	.11	.52	.63
	Year ended 8/31/2011	14.76	.27	.23	.50
	Year ended 8/31/2010	14.11	.37	.70	1.07
	Year ended 8/31/2009	13.56	.42	.57	.99
	Year ended 8/31/2008	13.35	.53	.22	.75
Class 529-B:	Six months ended 2/28/2013[4,5]	14.63	(.04)	(.09)	(.13)
	Year ended 8/31/2012	14.48	(.01)	.52	.51
	Year ended 8/31/2011	14.76	.15	.23	.38
	Year ended 8/31/2010	14.11	.25	.70	.95
	Year ended 8/31/2009	13.56	.30	.57	.87
	Year ended 8/31/2008	13.35	.42	.22	.64
Class 529-C:	Six months ended 2/28/2013[4,5]	14.63	(.04)	(.09)	(.13)
	Year ended 8/31/2012	14.48	(.01)	.52	.51
	Year ended 8/31/2011	14.76	.15	.23	.38
	Year ended 8/31/2010	14.11	.25	.70	.95
	Year ended 8/31/2009	13.56	.31	.57	.88
	Year ended 8/31/2008	13.35	.42	.22	.64
Class 529-E:	Six months ended 2/28/2013[4,5]	14.63	— [7]	(.10)	(.10)
	Year ended 8/31/2012	14.48	.07	.52	.59
	Year ended 8/31/2011	14.76	.23	.23	.46
	Year ended 8/31/2010	14.11	.33	.70	1.03
	Year ended 8/31/2009	13.56	.38	.57	.95
	Year ended 8/31/2008	13.35	.49	.22	.71

22	U.S. Government Securities Funds

Dividends and distributions
Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return2,[3]	Net assets, end of period (in millions)	Ratio of expenses to average net assets before reimbursements/ waivers		Ratio of expenses to average net assets after reimbursements/ waivers[3]		Ratio of net income (loss) to average net assets[3]
$(.06)	$(.35)	$(.41)	$14.14	(.45)%	$3,927	.61%[6]		.61%[6]		.30%[6]
(.18)	(.31)	(.49)	14.63	4.50	4,245	.60		.60		.82
(.30)	(.49)	(.79)	14.48	3.73	3,915	.61		.61		1.92
(.39)	(.04)	(.43)	14.76	7.81	4,891	.62		.62		2.66
(.44)	—	(.44)	14.11	7.43	4,745	.64		.63		3.05
(.55)	—	(.55)	13.56	5.73	2,602	.77		.74		3.95
(.01)	(.35)	(.36)	14.14	(.86)	87	1.35	[6]	1.35	[6]	(.45)[6]
(.07)	(.31)	(.38)	14.63	3.73	110	1.35		1.35		.10
(.19)	(.49)	(.68)	14.48	2.95	154	1.37		1.37		1.16
(.28)	(.04)	(.32)	14.76	7.00	267	1.38		1.38		1.92
(.34)	—	(.34)	14.11	6.64	356	1.39		1.38		2.31
(.45)	—	(.45)	13.56	4.99	203	1.46		1.44		3.27
(.01)	(.35)	(.36)	14.14	(.88)	481	1.40	[6]	1.40	[6]	(.50)[6]
(.06)	(.31)	(.37)	14.63	3.68	536	1.40		1.40		.02
(.18)	(.49)	(.67)	14.48	2.90	497	1.42		1.42		1.12
(.27)	(.04)	(.31)	14.76	6.95	669	1.43		1.43		1.85
(.33)	—	(.33)	14.11	6.59	686	1.43		1.42		2.24
(.44)	—	(.44)	13.56	4.95	244	1.50		1.47		3.19
(.06)	(.35)	(.41)	14.14	(.45)	186	.62	[6]	.62	[6]	.28 [6]
(.18)	(.31)	(.49)	14.63	4.51	200	.61		.61		.81
(.29)	(.49)	(.78)	14.48	3.70	172	.63		.63		1.90
(.38)	(.04)	(.42)	14.76	7.78	206	.65		.65		2.62
(.44)	—	(.44)	14.11	7.42	185	.65		.65		3.05
(.55)	—	(.55)	13.56	5.79	142	.70		.67		4.01
(.08)	(.35)	(.43)	14.14	(.33)	68	.38	[6]	.38	[6]	.52 [6]
(.21)	(.31)	(.52)	14.63	4.76	63	.37		.37		1.04
(.33)	(.49)	(.82)	14.48	3.96	51	.38		.38		2.13
(.42)	(.04)	(.46)	14.76	8.06	66	.39		.39		2.86
(.48)	—	(.48)	14.11	7.67	57	.41		.41		3.24
(.03)	—	(.03)	13.56	.85	1	.03		.03		.25
(.06)	(.35)	(.41)	14.14	(.48)	194	.68	[6]	.68	[6]	.22 [6]
(.17)	(.31)	(.48)	14.63	4.42	202	.69		.69		.72
(.29)	(.49)	(.78)	14.48	3.64	172	.69		.69		1.84
(.38)	(.04)	(.42)	14.76	7.73	175	.70		.70		2.57
(.44)	—	(.44)	14.11	7.37	145	.70		.69		2.99
(.54)	—	(.54)	13.56	5.70	68	.79		.76		3.93
(.01)	(.35)	(.36)	14.14	(.90)	8	1.46	[6]	1.46	[6]	(.56)[6]
(.05)	(.31)	(.36)	14.63	3.60	10	1.48		1.48		(.03)
(.17)	(.49)	(.66)	14.48	2.83	14	1.48		1.48		1.04
(.26)	(.04)	(.30)	14.76	6.87	23	1.50		1.50		1.79
(.32)	—	(.32)	14.11	6.51	25	1.51		1.50		2.19
(.43)	—	(.43)	13.56	4.85	16	1.60		1.57		3.14
(.01)	(.35)	(.36)	14.14	(.91)	92	1.46	[6]	1.46	[6]	(.56)[6]
(.05)	(.31)	(.36)	14.63	3.62	100	1.47		1.47		(.05)
(.17)	(.49)	(.66)	14.48	2.83	90	1.48		1.48		1.06
(.26)	(.04)	(.30)	14.76	6.87	95	1.49		1.49		1.78
(.33)	—	(.33)	14.11	6.52	78	1.50		1.49		2.19
(.43)	—	(.43)	13.56	4.87	40	1.58		1.55		3.14
(.04)	(.35)	(.39)	14.14	(.68)	12	.94	[6]	.94	[6]	(.03)[6]
(.13)	(.31)	(.44)	14.63	4.16	13	.94		.94		.46
(.25)	(.49)	(.74)	14.48	3.36	10	.97		.97		1.57
(.34)	(.04)	(.38)	14.76	7.42	12	.98		.98		2.28
(.40)	—	(.40)	14.11	7.07	9	.99		.98		2.71
(.50)	—	(.50)	13.56	5.40	5	1.07		1.04		3.66

See page 25 for footnotes.

U.S. Government Securities Funds	23

Financial highlights (continued)

			(Loss) income from investment operations[1]
		Net asset value, beginning of period	Net investment income (loss)	Net (losses) gains on securities (both realized and unrealized)	Total from investment operations
Class 529-F-1:	Six months ended 2/28/2013[4,5]	$14.63	$.03	$(.10)	$(.07)
	Year ended 8/31/2012	14.48	.14	.52	.66
	Year ended 8/31/2011	14.76	.30	.23	.53
	Year ended 8/31/2010	14.11	.40	.70	1.10
	Year ended 8/31/2009	13.56	.45	.57	1.02
	Year ended 8/31/2008	13.35	.56	.22	.78
Class R-1:	Six months ended 2/28/2013[4,5]	14.63	(.04)	(.09)	(.13)
	Year ended 8/31/2012	14.48	.01	.52	.53
	Year ended 8/31/2011	14.76	.16	.23	.39
	Year ended 8/31/2010	14.11	.26	.70	.96
	Year ended 8/31/2009	13.56	.31	.57	.88
	Year ended 8/31/2008	13.35	.43	.22	.65
Class R-2:	Six months ended 2/28/2013[4,5]	14.63	(.03)	(.10)	(.13)
	Year ended 8/31/2012	14.48	.01	.52	.53
	Year ended 8/31/2011	14.76	.16	.23	.39
	Year ended 8/31/2010	14.11	.26	.70	.96
	Year ended 8/31/2009	13.56	.31	.57	.88
	Year ended 8/31/2008	13.35	.44	.22	.66
Class R-3:	Six months ended 2/28/2013[4,5]	14.63	— [7]	(.10)	(.10)
	Year ended 8/31/2012	14.48	.07	.52	.59
	Year ended 8/31/2011	14.76	.22	.23	.45
	Year ended 8/31/2010	14.11	.32	.70	1.02
	Year ended 8/31/2009	13.56	.37	.57	.94
	Year ended 8/31/2008	13.35	.49	.22	.71
Class R-4:	Six months ended 2/28/2013[4,5]	14.63	.02	(.10)	(.08)
	Year ended 8/31/2012	14.48	.12	.52	.64
	Year ended 8/31/2011	14.76	.27	.23	.50
	Year ended 8/31/2010	14.11	.37	.70	1.07
	Year ended 8/31/2009	13.56	.42	.57	.99
	Year ended 8/31/2008	13.35	.54	.22	.76
Class R-5:	Six months ended 2/28/2013[4,5]	14.63	.04	(.08)	(.04)
	Year ended 8/31/2012	14.48	.16	.52	.68
	Year ended 8/31/2011	14.76	.31	.23	.54
	Year ended 8/31/2010	14.11	.41	.70	1.11
	Year ended 8/31/2009	13.56	.46	.57	1.03
	Year ended 8/31/2008	13.35	.58	.22	.80
Class R-6:	Six months ended 2/28/2013[4,5]	14.63	.05	(.10)	(.05)
	Year ended 8/31/2012	14.48	.17	.52	.69
	Year ended 8/31/2011	14.76	.32	.23	.55
	Year ended 8/31/2010	14.11	.42	.70	1.12
	Period from 5/1/2009 to 8/31/2009[4]	14.07	.15	.05	.20

	Six months ended
	February 28,	Year ended August 31
	2013[4,5]	2012	2011	2010	2009	2008
Portfolio turnover rate for all share classes	228%	353%	212%	95%	166%	92%

24	U.S. Government Securities Funds

Dividends and distributions
Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[3]	Net assets, end of period (in millions)	Ratio of expenses to average net assets before reimbursements/ waivers		Ratio of expenses to average net assets after reimbursements/ waivers[3]		Ratio of net income (loss) to average net assets[3]
$(.07)	$(.35)	$(.42)	$14.14	(.38)%	$12	.47%[6]		.47%[6]		.43%[6]
(.20)	(.31)	(.51)	14.63	4.65	13	.47		.47		.94
(.32)	(.49)	(.81)	14.48	3.87	10	.48		.48		2.06
(.41)	(.04)	(.45)	14.76	7.95	12	.49		.49		2.78
(.47)	—	(.47)	14.11	7.59	9	.50		.49		3.21
(.57)	—	(.57)	13.56	5.93	5	.57		.54		4.15
(.01)	(.35)	(.36)	14.14	(.88)	17	1.38	[6]	1.38	[6]	(.47)[6]
(.07)	(.31)	(.38)	14.63	3.70	19	1.38		1.38		.04
(.18)	(.49)	(.67)	14.48	2.91	17	1.41		1.41		1.13
(.27)	(.04)	(.31)	14.76	6.94	21	1.44		1.44		1.81
(.33)	—	(.33)	14.11	6.57	14	1.45		1.45		2.24
(.44)	—	(.44)	13.56	4.89	9	1.56		1.53		3.16
(.01)	(.35)	(.36)	14.14	(.86)	207	1.35	[6]	1.35	[6]	(.44)[6]
(.07)	(.31)	(.38)	14.63	3.71	224	1.37		1.37		.05
(.18)	(.49)	(.67)	14.48	2.91	211	1.41		1.40		1.13
(.27)	(.04)	(.31)	14.76	6.95	241	1.45		1.43		1.85
(.33)	—	(.33)	14.11	6.58	204	1.49		1.44		2.26
(.45)	—	(.45)	13.56	4.97	136	1.61		1.46		3.24
(.04)	(.35)	(.39)	14.14	(.68)	199	.94	[6]	.94	[6]	(.04)[6]
(.13)	(.31)	(.44)	14.63	4.14	214	.95		.95		.47
(.24)	(.49)	(.73)	14.48	3.34	191	.98		.98		1.55
(.33)	(.04)	(.37)	14.76	7.39	201	1.01		1.01		2.26
(.39)	—	(.39)	14.11	7.02	174	1.03		1.02		2.68
(.50)	—	(.50)	13.56	5.40	118	1.07		1.04		3.67
(.06)	(.35)	(.41)	14.14	(.45)	165	.61	[6]	.61	[6]	.28 [6]
(.18)	(.31)	(.49)	14.63	4.50	206	.61		.61		.80
(.29)	(.49)	(.78)	14.48	3.69	181	.64		.64		1.89
(.38)	(.04)	(.42)	14.76	7.76	167	.67		.67		2.61
(.44)	—	(.44)	14.11	7.39	159	.69		.68		3.02
(.55)	—	(.55)	13.56	5.77	91	.72		.69		4.02
(.09)	(.35)	(.44)	14.15	(.30)	162	.31	[6]	.31	[6]	.60 [6]
(.22)	(.31)	(.53)	14.63	4.80	170	.32		.32		1.09
(.33)	(.49)	(.82)	14.48	4.01	128	.34		.34		2.19
(.42)	(.04)	(.46)	14.76	8.09	134	.36		.36		2.86
(.48)	—	(.48)	14.11	7.71	51	.38		.37		3.37
(.59)	—	(.59)	13.56	6.10	281	.41		.38		4.26
(.09)	(.35)	(.44)	14.14	(.27)	1,307	.26	[6]	.26	[6]	.64 [6]
(.23)	(.31)	(.54)	14.63	4.86	1,012	.27		.27		1.14
(.34)	(.49)	(.83)	14.48	4.06	786	.29		.29		2.25
(.43)	(.04)	(.47)	14.76	8.14	645	.31		.31		2.94
(.16)	—	(.16)	14.11	1.41	404	.11		.11		1.10

[1]	Based on average shares outstanding.
[2]	Total returns exclude any applicable sales charges, including contingent deferred sales charges.
[3]	This column reflects the impact, if any, of certain reimbursements/waivers from CRMC. During some of the periods shown, CRMC reduced fees for investment advisory services. In addition, during some of the periods shown, CRMC paid a portion of the fund’s transfer agent fees for certain retirement plan share classes.
[4]	Based on operations for the period shown and, accordingly, is not representative of a full year.
[5]	Unaudited.
[6]	Annualized.
[7]	Amount less than $.01.

See Notes to Financial Statements

U.S. Government Securities Funds	25

Expense example	unaudited

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, such as initial sales charges on purchase payments and contingent deferred sales charges on redemptions (loads), and (2) ongoing costs, including management fees, distribution and service (12b-1) fees, and other expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund so you can compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period (September 1, 2012, through February 28, 2013).

Actual expenses:

The first line of each share class in the table on the next page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses paid during period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes:

The second line of each share class in the table on the next page provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio for the share class and an assumed rate of return of 5.00% per year before expenses, which is not the actual return of the share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5.00% hypothetical example with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Notes:

There are some account fees that are charged to certain types of accounts, such as individual retirement accounts and 529 college savings plan accounts (generally, a $10 fee is charged to set up the account and an additional $10 fee is charged to the account annually), that would increase the amount of expenses paid on your account. In addition, retirement plan participants may be subject to certain fees charged by the plan sponsor, and Class F-1, F-2 and 529-F-1 shareholders may be subject to fees charged by financial intermediaries, typically ranging from 0.75% to 1.50% of assets annually depending on services offered. You can estimate the impact of these fees by adding the amount of the fees to the total estimated expenses you paid on your account during the period as calculated above. In addition, your ending account value would be lower by the amount of these fees.

26	U.S. Government Securities Funds

Note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of each share class in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending	Expenses	Annualized
	account value	account value	paid during	expense
	9/1/2012	2/28/2013	period*	ratio

Class A — actual return	$1,000.00	$995.54	$3.02	.61%
Class A — assumed 5% return	1,000.00	1,021.77	3.06	.61
Class B — actual return	1,000.00	991.37	6.67	1.35
Class B — assumed 5% return	1,000.00	1,018.10	6.76	1.35
Class C — actual return	1,000.00	991.17	6.91	1.40
Class C — assumed 5% return	1,000.00	1,017.85	7.00	1.40
Class F-1 — actual return	1,000.00	995.45	3.07	.62
Class F-1 — assumed 5% return	1,000.00	1,021.72	3.11	.62
Class F-2 — actual return	1,000.00	996.68	1.88	.38
Class F-2 — assumed 5% return	1,000.00	1,022.91	1.91	.38
Class 529-A — actual return	1,000.00	995.17	3.36	.68
Class 529-A — assumed 5% return	1,000.00	1,021.42	3.41	.68
Class 529-B — actual return	1,000.00	990.99	7.21	1.46
Class 529-B — assumed 5% return	1,000.00	1,017.55	7.30	1.46
Class 529-C — actual return	1,000.00	990.95	7.21	1.46
Class 529-C — assumed 5% return	1,000.00	1,017.55	7.30	1.46
Class 529-E — actual return	1,000.00	993.24	4.65	.94
Class 529-E — assumed 5% return	1,000.00	1,020.13	4.71	.94
Class 529-F-1 — actual return	1,000.00	996.22	2.33	.47
Class 529-F-1 — assumed 5% return	1,000.00	1,022.46	2.36	.47
Class R-1 — actual return	1,000.00	991.24	6.81	1.38
Class R-1 — assumed 5% return	1,000.00	1,017.95	6.90	1.38
Class R-2 — actual return	1,000.00	991.37	6.67	1.35
Class R-2 — assumed 5% return	1,000.00	1,018.10	6.76	1.35
Class R-3 — actual return	1,000.00	993.21	4.65	.94
Class R-3 — assumed 5% return	1,000.00	1,020.13	4.71	.94
Class R-4 — actual return	1,000.00	995.49	3.02	.61
Class R-4 — assumed 5% return	1,000.00	1,021.77	3.06	.61
Class R-5 — actual return	1,000.00	997.01	1.53	.31
Class R-5 — assumed 5% return	1,000.00	1,023.26	1.56	.31
Class R-6 — actual return	1,000.00	997.26	1.29	.26
Class R-6 — assumed 5% return	1,000.00	1,023.51	1.30	.26

*	The “expenses paid during period” are equal to the “annualized expense ratio,” multiplied by the average account value over the period, multiplied by the number of days in the period, and divided by 365 (to reflect the one-half year period).

U.S. Government Securities Funds	27

Other share class results	unaudited

Classes B, C, F and 529

Fund results shown are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Share prices and returns will vary, so investors may lose money. For current information and month-end results, visit americanfunds.com.

Average annual total returns for periods ended March 31, 2013 (the most recent calendar quarter-end):

			10 years/
	1 year	5 years	Life of class[1]
Class B shares[2]
Reflecting applicable contingent deferred sales charge (CDSC), maximum of 5%, payable only if shares are sold within six years of purchase	–3.67%	3.42%	3.50%
Not reflecting CDSC	1.26	3.76	3.50
Class C shares
Reflecting CDSC, maximum of 1%, payable only if shares are sold within one year of purchase	0.23	3.72	3.29
Not reflecting CDSC	1.21	3.72	3.29
Class F-1 shares[3]
Not reflecting annual asset-based fee charged by sponsoring firm	1.97	4.52	4.11
Class F-2 shares[3] — first sold 8/7/08
Not reflecting annual asset-based fee charged by sponsoring firm	2.22	—	5.34
Class 529-A shares[4]
Reflecting 3.75% maximum sales charge	–1.93	3.66	3.64
Not reflecting maximum sales charge	1.90	4.46	4.04
Class 529-B shares[2,4]
Reflecting applicable CDSC, maximum of 5%, payable only if shares are sold within six years of purchase	–3.83	3.28	3.36
Not reflecting CDSC	1.10	3.63	3.36
Class 529-C shares[4]
Reflecting CDSC, maximum of 1%, payable only if shares are sold within one year of purchase	0.17	3.65	3.22
Not reflecting CDSC	1.16	3.65	3.22
Class 529-E shares[3,4]	1.65	4.17	3.74
Class 529-F-1 shares[3,4]
Not reflecting annual asset-based fee charged by sponsoring firm	2.12	4.68	4.19

[1]	Applicable to Class F-2 shares only. All other share classes reflect 10-year results.
[2]	These shares are not available for purchase.
[3]	These shares are sold without any initial or contingent deferred sales charge.
[4]	Results shown do not reflect the $10 account setup fee and an annual $10 account maintenance fee.

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, investment results reflect fee waivers, without which results would have been lower. Visit americanfunds.com for more information.

For information regarding the differences among the various share classes, refer to the fund prospectus.

28	U.S. Government Securities Funds

Offices of the fund and of the investment adviser

Capital Research and

Management Company

333 South Hope Street

Los Angeles, CA 90071-1406

6455 Irvine Center Drive

Irvine, CA 92618

Transfer agent for shareholder accounts

American Funds Service Company

(Write to the address near you.)

P.O. Box 6007

Indianapolis, IN 46206-6007

P.O. Box 2280

Norfolk, VA 23501-2280

Custodian of assets

JPMorgan Chase Bank

270 Park Avenue

New York, NY 10017-2070

Counsel

Bingham McCutchen LLP

355 South Grand Avenue, Suite 4400

Los Angeles, CA 90071-3106

Independent registered public accounting firm

Deloitte & Touche LLP

695 Town Center Drive

Suite 1200

Costa Mesa, CA 92626-7188

Principal underwriter

American Funds Distributors, Inc.

333 South Hope Street

Los Angeles, CA 90071-1406

Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the fund prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at 800/421-4225 or visit the American Funds website at americanfunds.com.

“American Funds Proxy Voting Procedures and Principles” — which describes how we vote proxies relating to portfolio securities — is available on the American Funds website or upon request by calling AFS. The fund files its proxy voting record with the U.S. Securities and Exchange Commission (SEC) for the 12 months ended June 30 by August 31. The proxy voting record is available free of charge on the SEC website at sec.gov and on the American Funds website.

A complete February 28, 2013, portfolio of U.S. Government Securities Fund’s investments is available free of charge by calling AFS or visiting the SEC website (where it is part of Form N-CSR).

U.S. Government Securities Fund files a complete list of its portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. This filing is available free of charge on the SEC website. You may also review or, for a fee, copy this filing at the SEC’s Public Reference Room in Washington, D.C. Additional information regarding the operation of the Public Reference Room may be obtained by calling the SEC’s Office of Investor Education and Advocacy at 800/SEC-0330. Additionally, the list of portfolio holdings is available by calling AFS.

This report is for the information of shareholders of U.S. Government Securities Fund, but it also may be used as sales literature when preceded or accompanied by the current prospectus or summary prospectus, which gives details about charges, expenses, investment objectives and operating policies of the fund. If used as sales material after June 30, 2013, this report must be accompanied by an American Funds statistical update for the most recently completed calendar quarter.

The right choice for the long term®

The American Funds difference

Since 1931, American Funds has helped investors pursue long-term investment success. Our consistent approach — in combination with a proven system — has resulted in a superior long-term track record.

Consistent approach
We base our decisions on a long-term perspective because we believe it is the best way to achieve superior long-term investment results. Our portfolio counselors average 25 years of investment experience, including 20 years at our company, reflecting a career commitment to our long-term approach.[1]

Proven system
Our system combines individual accountability with teamwork. Each fund is divided into portions that are managed by investment professionals with varied backgrounds, ages and investment styles. An extensive global research effort is the backbone of our system.

Superior long-term track record
Our equity funds have beaten their Lipper peer indexes in 90% of 10-year periods and 96% of 20-year periods. Our fixed-income funds have beaten their Lipper indexes in 58% of 10-year periods and 63% of 20-year periods.[2] Our fund management fees have been among the lowest in the industry.[3]

[1]	As of 12/31/12.
[2]	Based on Class A share results for rolling periods through 12/31/12. Periods covered are the shorter of the fund’s lifetime or since the comparable Lipper index inception date.
[3]	Based on management fees for the 20-year period ended 12/31/12 versus comparable Lipper categories, excluding funds of funds.

American Funds span a range of investment objectives
¢	Growth funds
AMCAP Fund®
EuroPacific Growth Fund®
The Growth Fund of America®
The New Economy Fund®
New Perspective Fund®
New World Fund®
Smallcap World Fund®
¢	Growth-and-income funds
American Mutual Fund®
Capital World Growth and Income Fund®
Fundamental InvestorsSM
International Growth and Income FundSM
The Investment Company of America®
Washington Mutual Investors FundSM
¢	Equity-income funds
Capital Income Builder®
The Income Fund of America®
¢	Balanced funds
American Balanced Fund®
American Funds Global Balanced FundSM
¢	Bond funds
American Funds Mortgage Fund®
American High-Income Trust®
The Bond Fund of America®
Capital World Bond Fund®
Intermediate Bond Fund of America®
Short-Term Bond Fund of America®
U.S. Government Securities Fund®
¢	Tax-exempt bond funds
American Funds Short-Term Tax-Exempt Bond Fund®
American High-Income Municipal Bond Fund®
Limited Term Tax-Exempt Bond Fund of America®
The Tax-Exempt Bond Fund of America®
State-specific tax-exempt funds
American Funds Tax-Exempt Fund of New York®
The Tax-Exempt Fund of California®
The Tax-Exempt Fund of Maryland®
The Tax-Exempt Fund of Virginia®
¢	Money market fund
American Funds Money Market Fund®
¢	American Funds Portfolio SeriesSM
American Funds Global Growth PortfolioSM
American Funds Growth PortfolioSM
American Funds Growth and Income PortfolioSM
American Funds Balanced PortfolioSM
American Funds Income PortfolioSM
American Funds Tax-Advantaged Income PortfolioSM
American Funds Preservation PortfolioSM
American Funds Tax-Exempt Preservation PortfolioSM
¢	American Funds Target Date Retirement Series®
¢	American Funds College Target Date SeriesSM

The Capital Group Companies
American Funds	Capital Research and Management	Capital International	Capital Guardian	Capital Bank and Trust

ITEM 2 – Code of Ethics

Not applicable for filing of semi-annual reports to shareholders.

ITEM 3 – Audit Committee Financial Expert

Not applicable for filing of semi-annual reports to shareholders.

ITEM 4 – Principal Accountant Fees and Services

Not applicable for filing of semi-annual reports to shareholders.

ITEM 5 – Audit Committee of Listed Registrants

Not applicable to this Registrant, insofar as the Registrant is not a listed issuer as defined in Rule 10A-3 under the Securities Exchange Act of 1934.

ITEM 6 – Schedule of Investments

U.S. Government Securities Fund®

Investment portfolio

February 28, 2013

unaudited

Bonds & notes — 88.99%	Principal amount (000)	Value (000)

Federal agency mortgage-backed obligations[1] — 53.11%
Fannie Mae 3.418% 2017[2]	$ 4,059	$ 4,434
Fannie Mae 10.50% 2018	535	595
Fannie Mae 2.50% 2022	48,084	50,188
Fannie Mae 2.50% 2022	21,753	22,704
Fannie Mae 2.50% 2022	17,564	18,333
Fannie Mae 2.50% 2023	21,340	22,344
Fannie Mae 2.50% 2023	3,895	4,079
Fannie Mae 5.50% 2023	12,266	13,185
Fannie Mae 6.00% 2024	1,143	1,269
Fannie Mae 3.50% 2025	3,466	3,678
Fannie Mae 3.50% 2025	2,186	2,320
Fannie Mae 3.50% 2025	526	558
Fannie Mae 3.50% 2025	502	533
Fannie Mae 3.50% 2025	163	173
Fannie Mae 10.667% 2025[2]	917	1,015
Fannie Mae 6.00% 2026	68	76
Fannie Mae 2.50% 2027	113,089	117,595
Fannie Mae 2.50% 2027	22,434	23,377
Fannie Mae 2.50% 2027	19,289	20,148
Fannie Mae 2.50% 2027	9,200	9,578
Fannie Mae 2.50% 2027	8,132	8,456
Fannie Mae 2.50% 2027	5,067	5,280
Fannie Mae 2.50% 2027	4,066	4,228
Fannie Mae 2.50% 2027	3,908	4,064
Fannie Mae 2.50% 2027	2,433	2,537
Fannie Mae 2.50% 2027	2,055	2,141
Fannie Mae 2.50% 2027	1,382	1,439
Fannie Mae 3.00% 2027	26,407	28,115
Fannie Mae 3.00% 2027	25,687	27,092
Fannie Mae 6.50% 2027	2,345	2,619
Fannie Mae 6.50% 2027	2,090	2,335
Fannie Mae 2.00% 2028[3]	155,855	157,506
Fannie Mae 2.50% 2028[3]	152,790	158,687
Fannie Mae 2.50% 2028[3]	30,687	31,747
Fannie Mae 3.00% 2028[3]	137,330	144,132
Fannie Mae 3.00% 2028[3]	79,772	83,984
Fannie Mae 3.00% 2028[3]	40,000	42,038
Fannie Mae 3.50% 2028[3]	19,284	20,447
Fannie Mae 4.50% 2028[3]	7,240	7,790
Fannie Mae 5.00% 2028	1,511	1,644
Fannie Mae 6.00% 2028	2,664	2,965
Fannie Mae 6.00% 2028	1,613	1,795
Fannie Mae 6.00% 2028	197	220
Fannie Mae 8.00% 2031	1,233	1,447
Fannie Mae 2.574% 2033[2]	1,055	1,123
Fannie Mae 2.76% 2035[2]	577	610
Fannie Mae 5.00% 2035	17,195	18,761
Fannie Mae 5.475% 2036[2]	1,887	2,005
Fannie Mae 5.50% 2036	76	83
Fannie Mae 2.694% 2037[2]	703	748
Fannie Mae 5.00% 2037	13,416	14,612
Fannie Mae 6.00% 2037	9,457	10,368
Fannie Mae 6.00% 2037	8,377	9,204
Fannie Mae 6.00% 2037	3,376	3,710
Fannie Mae 6.00% 2037	2,393	2,629
Fannie Mae 6.00% 2037	702	772
Fannie Mae 6.00% 2037	479	527
Fannie Mae 6.00% 2037	339	373
Fannie Mae 6.50% 2037	1,218	1,352
Fannie Mae 6.50% 2037	1,090	1,204
Fannie Mae 6.50% 2037	501	553
Fannie Mae 7.00% 2037	1,485	1,670
Fannie Mae 7.00% 2037	765	861
Fannie Mae 7.00% 2037	26	29
Fannie Mae 7.50% 2037	203	232
Fannie Mae 2.594% 2038[2]	3,734	4,018
Fannie Mae 5.00% 2038	8,194	8,925
Fannie Mae 5.50% 2038	17,834	19,435
Fannie Mae 6.00% 2038	42,243	46,422
Fannie Mae 6.00% 2038	27,388	30,092
Fannie Mae 6.00% 2038	1,240	1,349
Fannie Mae 6.00% 2038	1,209	1,329
Fannie Mae 6.00% 2038	1,082	1,186
Fannie Mae 6.00% 2038	952	1,044
Fannie Mae 6.00% 2038	853	937
Fannie Mae 7.00% 2038	2,464	2,771
Fannie Mae 6.00% 2039	50,196	55,152
Fannie Mae 6.00% 2039	24,181	26,569
Fannie Mae 3.241% 2040[2]	10,692	11,306
Fannie Mae 3.524% 2040[2]	1,228	1,307
Fannie Mae 4.00% 2040	35,516	37,917
Fannie Mae 4.00% 2040	16,455	17,567
Fannie Mae 4.00% 2040	12,473	13,317
Fannie Mae 4.00% 2040	6,797	7,416
Fannie Mae 4.188% 2040[2]	3,403	3,632
Fannie Mae 4.397% 2040[2]	5,992	6,415
Fannie Mae 4.50% 2040	44,938	48,538
Fannie Mae 4.50% 2040	1,997	2,193
Fannie Mae 4.50% 2040	1,066	1,152
Fannie Mae 5.00% 2040	29,937	32,420
Fannie Mae 5.00% 2040	1,344	1,501
Fannie Mae 6.00% 2040	5,643	6,188
Fannie Mae 3.243% 2041[2]	8,943	9,412
Fannie Mae 3.468% 2041[2]	4,378	4,627
Fannie Mae 3.558% 2041[2]	6,347	6,704
Fannie Mae 3.767% 2041[2]	7,922	8,412
Fannie Mae 4.00% 2041	35,251	38,459
Fannie Mae 4.00% 2041	32,532	34,730
Fannie Mae 4.00% 2041	23,655	25,254
Fannie Mae 4.00% 2041	15,726	16,789
Fannie Mae 4.00% 2041	15,489	16,541
Fannie Mae 4.00% 2041	13,327	14,229
Fannie Mae 4.00% 2041	4,044	4,412
Fannie Mae 4.00% 2041	3,672	4,006
Fannie Mae 4.00% 2041	2,492	2,719
Fannie Mae 4.50% 2041	62,433	67,513
Fannie Mae 4.50% 2041	44,094	47,682
Fannie Mae 4.50% 2041	38,019	41,112
Fannie Mae 4.50% 2041	15,376	16,627
Fannie Mae 4.50% 2041	10,472	11,606
Fannie Mae 4.50% 2041	5,923	6,504
Fannie Mae 4.50% 2041	4,025	4,353
Fannie Mae 5.00% 2041	3,901	4,384
Fannie Mae 5.00% 2041	2,908	3,269
Fannie Mae 5.00% 2041	1,805	2,029
Fannie Mae 5.00% 2041	1,243	1,397
Fannie Mae 5.00% 2041	1,175	1,321
Fannie Mae 5.00% 2041	955	1,073
Fannie Mae 2.496% 2042[2]	6,142	6,421
Fannie Mae 2.951% 2042[2]	5,920	6,215
Fannie Mae 3.50% 2042	39,157	41,709
Fannie Mae 3.50% 2042	15,884	16,875
Fannie Mae 3.50% 2042	14,512	15,412
Fannie Mae 3.50% 2042	10,170	10,801
Fannie Mae 3.50% 2042	9,555	10,148
Fannie Mae 3.50% 2042	8,541	9,052
Fannie Mae 3.50% 2042	7,809	8,318
Fannie Mae 4.00% 2042	144,759	155,041
Fannie Mae 2.514% 2043[2]	4,465	4,620
Fannie Mae 3.00% 2043[3]	35,000	36,247
Fannie Mae 3.50% 2043[3]	183,134	192,749
Fannie Mae 3.50% 2043[3]	164,361	173,478
Fannie Mae 3.50% 2043[3]	39,750	42,048
Fannie Mae 4.00% 2043[3]	115,750	123,418
Fannie Mae 5.50% 2043[3]	30,871	33,640
Fannie Mae 6.00% 2043[3]	10,730	11,761
Fannie Mae 6.639% 2047[2]	1,617	1,763
Fannie Mae, Series 2012-M5, Class A1, multifamily 1.787% 2022	1,820	1,865
Fannie Mae, Series 2012-M2, Class A2, multifamily 2.717% 2022	4,325	4,501
Fannie Mae, Series 2012-M3, Class 1-A2, multifamily 3.044% 2022	3,500	3,732
Fannie Mae, Series 2003-48, Class TJ, 4.50% 2022	196	197
Fannie Mae, Series 2001-4, Class NA, 11.125% 2025[2]	355	395
Fannie Mae, Series 2001-25, Class ZA, 6.50% 2031	581	659
Fannie Mae, Series 2001-20, Class E, 9.583% 2031[2]	29	33
Fannie Mae, Series 2003-M2, Class D, multifamily 4.68% 2033[2]	7,668	8,630
Fannie Mae, Series 2005-29, Class AK, 4.50% 2035	4,785	4,897
Fannie Mae, Series 2005-68, Class PG, 5.50% 2035	8,283	9,259
Fannie Mae, Series 2006-83, Class AO, principal only, 0% 2036	2,584	2,337
Fannie Mae, Series 2006-56, Class OG, principal only, 0% 2036	2,405	2,270
Fannie Mae, Series 2006-65, Class PF, 0.482% 2036[2]	2,894	2,892
Fannie Mae, Series 2006-49, Class PA, 6.00% 2036	458	518
Fannie Mae, Series 2007-33, Class HE, 5.50% 2037	3,306	3,653
Fannie Mae, Series 2007-40, Class PT, 5.50% 2037	1,879	2,095
Fannie Mae, Series 1999-T2, Class A-1, 7.50% 2039[2]	521	589
Freddie Mac 10.00% 2025	415	458
Freddie Mac 6.00% 2026	2,164	2,403
Freddie Mac 6.00% 2027	4,725	5,250
Freddie Mac 4.50% 2029	3,053	3,281
Freddie Mac 4.50% 2029	334	359
Freddie Mac 4.50% 2029	219	235
Freddie Mac 4.50% 2030	376	404
Freddie Mac 2.728% 2035[2]	3,368	3,611
Freddie Mac 4.50% 2035	846	906
Freddie Mac 4.50% 2036	4,771	5,112
Freddie Mac 5.877% 2036[2]	2,575	2,730
Freddie Mac 2.349% 2037[2]	417	444
Freddie Mac 5.50% 2037	204	222
Freddie Mac 6.50% 2037	789	869
Freddie Mac 6.50% 2037	424	467
Freddie Mac 4.835% 2038[2]	1,748	1,876
Freddie Mac 5.50% 2038	33,829	36,720
Freddie Mac 5.50% 2038	16,666	18,100
Freddie Mac 5.50% 2038	12,434	13,496
Freddie Mac 5.50% 2038	3,079	3,343
Freddie Mac 5.50% 2038	2,834	3,083
Freddie Mac 5.50% 2038	614	666
Freddie Mac 5.50% 2038	542	588
Freddie Mac 5.50% 2038	508	552
Freddie Mac 5.50% 2038	283	307
Freddie Mac 4.50% 2039	4,533	4,849
Freddie Mac 4.50% 2039	3,496	3,739
Freddie Mac 4.50% 2039	2,524	2,699
Freddie Mac 4.50% 2039	236	252
Freddie Mac 4.50% 2039	118	126
Freddie Mac 5.50% 2039	22,593	24,537
Freddie Mac 4.50% 2040	9,940	10,669
Freddie Mac 4.50% 2040	5,413	5,809
Freddie Mac 4.50% 2040	3,496	3,739
Freddie Mac 4.50% 2040	1,881	2,019
Freddie Mac 4.50% 2040	343	369
Freddie Mac 3.269% 2041[2]	7,386	7,778
Freddie Mac 3.412% 2041[2]	9,161	9,681
Freddie Mac 4.50% 2041	10,638	11,441
Freddie Mac 4.50% 2041	8,955	9,631
Freddie Mac 4.50% 2041	4,376	4,707
Freddie Mac 4.50% 2041	3,501	3,765
Freddie Mac 4.50% 2041	2,324	2,500
Freddie Mac 4.50% 2041	1,143	1,229
Freddie Mac 4.50% 2041	806	867
Freddie Mac 4.50% 2041	722	772
Freddie Mac 4.50% 2041	262	282
Freddie Mac 4.50% 2041	225	241
Freddie Mac 4.50% 2041	14	15
Freddie Mac 4.50% 2041	14	15
Freddie Mac 5.00% 2041	9,008	10,063
Freddie Mac 5.50% 2041	23,704	25,744
Freddie Mac 2.261% 2042[2]	6,424	6,677
Freddie Mac 2.563% 2042[2]	7,256	7,533
Freddie Mac 2.584% 2042[2]	3,672	3,841
Freddie Mac 4.50% 2042	31,075	33,236
Freddie Mac 2.438% 2043[2]	5,491	5,672
Freddie Mac, Series K003, Class A2, multifamily 3.607% 2014	6,125	6,244
Freddie Mac, Series K501, Class A1, multifamily 1.337% 2016	4,081	4,149
Freddie Mac, Series 2356, Class GD, 6.00% 2016	994	1,062
Freddie Mac, Series K705, Class A2, multifamily 2.303% 2018	2,112	2,218
Freddie Mac, Series K706, Class A2, multifamily 2.323% 2018	3,300	3,464
Freddie Mac, Series K704, Class A2, multifamily 2.412% 2018	3,225	3,399
Freddie Mac, Series K711, Class A2, multifamily 1.73% 2019	4,425	4,498
Freddie Mac, Series K710, Class A2, multifamily 1.883% 2019	2,480	2,537
Freddie Mac, Series K709, Class A2, multifamily 2.086% 2019	1,870	1,945
Freddie Mac, Series K015, Class A1, multifamily 2.257% 2020	3,419	3,585
Freddie Mac, Series K009, Class A1, multifamily 2.757% 2020	1,822	1,938
Freddie Mac, Series K014, Class A1, multifamily 2.788% 2020	3,706	3,963
Freddie Mac, Series K013, Class A1, multifamily 2.902% 2020	3,939	4,200
Freddie Mac, Series K010, Class A1, multifamily 3.32% 2020[2]	3,525	3,824
Freddie Mac, Series 2289, Class NA, 11.142% 2020[2]	155	162
Freddie Mac, Series K019, Class A1, multifamily 1.459% 2021	2,206	2,238
Freddie Mac, Series K017, Class A2, multifamily 2.873% 2021	4,300	4,537
Freddie Mac, Series K023, Class A2, multifamily 2.307% 2022	15,140	15,167
Freddie Mac, Series K022, Class A2, multifamily 2.355% 2022	4,425	4,448
Freddie Mac, Series K020, Class A2, multifamily 2.373% 2022	21,325	21,479
Freddie Mac, Series K021, Class A2, multifamily 2.396% 2022	15,580	15,741
Freddie Mac, Series K024, Class A2, multifamily 2.573% 2022	5,000	5,130
Freddie Mac, Series 2289, Class NB, 10.539% 2022[2]	62	67
Freddie Mac, Series 1567, Class A, 0.65% 2023[2]	24	24
Freddie Mac, Series 2626, Class NG, 3.50% 2023	210	217
Freddie Mac, Series 1617, Class PM, 6.50% 2023	608	682
Freddie Mac, Series 2153, Class GG, 6.00% 2029	1,126	1,255
Freddie Mac, Series 3061, Class PN, 5.50% 2035	1,520	1,690
Freddie Mac, Series 3156, Class PO, principal only, 0% 2036	4,121	3,948
Freddie Mac, Series 3146, Class PO, principal only, 0% 2036	1,906	1,829
Freddie Mac, Series 3213, Class OG, principal only, 0% 2036	1,371	1,298
Freddie Mac, Series 3156, Class PF, 0.451% 2036[2]	4,894	4,883
Freddie Mac, Series 3257, Class PA, 5.50% 2036	2,428	2,662
Freddie Mac, Series 3233, Class PA, 6.00% 2036	3,044	3,400
Freddie Mac, Series 3272, Class PA, 6.00% 2037	3,168	3,531
Government National Mortgage Assn. 10.00% 2019	298	346
Government National Mortgage Assn. 10.00% 2021	130	145
Government National Mortgage Assn. 3.00% 2026	27,562	29,401
Government National Mortgage Assn. 2.50% 2027	7,637	7,975
Government National Mortgage Assn. 2.50% 2027	7,470	7,818
Government National Mortgage Assn. 2.50% 2027	4,183	4,378
Government National Mortgage Assn. 2.50% 2027	1,666	1,743
Government National Mortgage Assn. 2.50% 2027	1,663	1,738
Government National Mortgage Assn. 3.00% 2027	7,842	8,345
Government National Mortgage Assn. 3.00% 2027	7,337	7,826
Government National Mortgage Assn. 2.50% 2028	10,980	11,476
Government National Mortgage Assn. 6.50% 2029	1,233	1,419
Government National Mortgage Assn. 6.50% 2032	1,222	1,401
Government National Mortgage Assn. 6.50% 2037	728	832
Government National Mortgage Assn. 5.50% 2038	2,179	2,389
Government National Mortgage Assn. 5.50% 2038	272	290
Government National Mortgage Assn. 6.00% 2038	2,001	2,269
Government National Mortgage Assn. 6.50% 2038	1,072	1,218
Government National Mortgage Assn. 6.50% 2038	993	1,145
Government National Mortgage Assn. 6.50% 2038	780	893
Government National Mortgage Assn. 6.50% 2038	641	739
Government National Mortgage Assn. 3.50% 2039[2]	5,893	6,296
Government National Mortgage Assn. 4.00% 2039	1,966	2,146
Government National Mortgage Assn. 5.00% 2039	4,898	5,371
Government National Mortgage Assn. 6.00% 2039	12,286	13,967
Government National Mortgage Assn. 6.50% 2039	1,133	1,314
Government National Mortgage Assn. 4.50% 2040	3,347	3,697
Government National Mortgage Assn. 5.00% 2040	3,504	3,861
Government National Mortgage Assn. 5.00% 2040	1,322	1,457
Government National Mortgage Assn. 5.50% 2040	16,495	18,469
Government National Mortgage Assn. 3.50% 2041	1,731	1,833
Government National Mortgage Assn. 4.00% 2041	4,226	4,599
Government National Mortgage Assn. 4.00% 2041	3,598	3,916
Government National Mortgage Assn. 4.00% 2041	369	391
Government National Mortgage Assn. 4.50% 2041	46,082	50,198
Government National Mortgage Assn. 5.00% 2041	27,443	30,082
Government National Mortgage Assn. 5.00% 2041	333	354
Government National Mortgage Assn. 5.50% 2041	1,117	1,192
Government National Mortgage Assn. 5.50% 2041	625	667
Government National Mortgage Assn. 5.50% 2041	360	384
Government National Mortgage Assn. 6.00% 2041	213	235
Government National Mortgage Assn. 6.50% 2041	9,114	10,334
Government National Mortgage Assn. 3.00% 2042	16,500	17,309
Government National Mortgage Assn. 3.50% 2042	3,648	3,914
Government National Mortgage Assn. 3.50% 2042	1,813	1,920
Government National Mortgage Assn. 4.00% 2042	7,798	8,355
Government National Mortgage Assn. 4.00% 2042	3,631	3,891
Government National Mortgage Assn. 3.50% 2043[3]	41,876	44,866
Government National Mortgage Assn. 3.50% 2043[3]	5,000	5,390
Government National Mortgage Assn. 5.922% 2058	14,520	16,082
Government National Mortgage Assn. 6.172% 2058	351	387
Government National Mortgage Assn. 6.22% 2058	4,964	5,410
Government National Mortgage Assn., Series 2003-116, Class JD, 5.00% 2032	6,484	6,790
Government National Mortgage Assn., Series 2003-46, 5.00% 2033	10,000	10,720
Government National Mortgage Assn., Series 2003, 6.116% 2058	3,355	3,754
Vendee Mortgage Trust, Series 2011-2, Class V, 3.75% 2028	14,970	16,414
Vendee Mortgage Trust, Series 2008-1, Class GD, 5.25% 2032	22,381	25,957
Vendee Mortgage Trust, Series 2011-2, Class DA, 3.75% 2033	18,238	19,137
Vendee Mortgage Trust, Series 2010-1, Class DA, 4.25% 2035	6,979	7,513
FDIC Structured Sale Guaranteed Notes, Series 2010-L2A, Class A, 3.00% 2019[4]	8,458	8,615
FDIC Structured Sale Guaranteed Notes, Series 2010-S1, Class 1-A, 0.752% 2048[2,4]	1,117	1,120
National Credit Union Administration, Series 2011-M1, Class A1, 0.22% 2013[2]	2,431	2,431
National Credit Union Administration, Series 2010-R2, Class 1A, 0.568% 2017[2]	955	958
National Credit Union Administration, Series 2011-R3, Class 1A, 0.599% 2020[2]	1,938	1,947
National Credit Union Administration, Series 2011-R1, Class 1A, 0.648% 2020[2]	1,099	1,105
		3,783,743

U.S. TREASURY BONDS & NOTES — 27.91%
U.S. TREASURY — 24.45%
U.S. Treasury 1.125% 2013	137,540	137,939
U.S. Treasury 3.125% 2013	42,700	43,337
U.S. Treasury 0.25% 2014	85,000	85,065
U.S. Treasury 0.25% 2014	32,700	32,720
U.S. Treasury 0.50% 2014	84,000	84,360
U.S. Treasury 1.25% 2014	83,500	84,362
U.S. Treasury 1.875% 2014	49,090	49,919
U.S. Treasury 2.375% 2014	33,750	34,904
U.S. Treasury 2.625% 2014	110,445	114,224
U.S. Treasury 0.25% 2015	17,000	17,004
U.S. Treasury 1.875% 2015	22,870	23,725
U.S. Treasury 2.125% 2015	40,250	42,285
U.S. Treasury 11.25% 2015	90,530	110,005
U.S. Treasury 0.375% 2016	8,000	8,007
U.S. Treasury 1.50% 2016	36,875	38,216
U.S. Treasury 2.125% 2016	58,100	61,168
U.S. Treasury 2.375% 2016	40,200	42,665
U.S. Treasury 4.50% 2016	14,950	16,773
U.S. Treasury 5.125% 2016	3,000	3,451
U.S. Treasury 7.50% 2016	6,250	7,856
U.S. Treasury 0.75% 2017	24,840	24,976
U.S. Treasury 0.875% 2017	43,500	44,018
U.S. Treasury 3.25% 2017	30,280	33,565
U.S. Treasury 8.875% 2017	23,250	31,693
U.S. Treasury 0.875% 2018	8,200	8,251
U.S. Treasury 3.50% 2018	61,820	70,104
U.S. Treasury 0.875% 2019	6,000	5,913
U.S. Treasury 1.00% 2019	20,750	20,581
U.S. Treasury 1.125% 2019	18,900	18,974
U.S. Treasury 1.375% 2020	1,600	1,616
U.S. Treasury 8.75% 2020	26,370	40,448
U.S. Treasury 1.625% 2022	142,270	139,399
U.S. Treasury 1.75% 2022	44,900	44,886
U.S. Treasury 6.00% 2026	15,000	21,356
U.S. Treasury 6.50% 2026	5,500	8,212
U.S. Treasury 6.25% 2030	10,500	15,873
U.S. Treasury 4.375% 2039	55,600	70,143
U.S. Treasury 3.875% 2040	34,900	40,656
U.S. Treasury 3.75% 2041	10,650	12,122
U.S. Treasury 2.75% 2042	10,500	9,801
U.S. Treasury 2.75% 2042	4,000	3,729
U.S. Treasury 3.00% 2042	38,250	37,682
		1,741,983

U.S. TREASURY INFLATION-PROTECTED SECURITIES[5] — 3.46%
U.S. Treasury Inflation-Protected Security 0.625% 2013	41,851	42,154
U.S. Treasury Inflation-Protected Security 1.875% 2013	19,041	19,525
U.S. Treasury Inflation-Protected Security 0.125% 2016	12,588	13,376
U.S. Treasury Inflation-Protected Security 0.125% 2017	50,730	54,740
U.S. Treasury Inflation-Protected Security 0.125% 2022	39,357	42,929
U.S. Treasury Inflation-Protected Security 0.125% 2023	41,911	45,296
U.S. Treasury Inflation-Protected Security 0.75% 2042	12,489	13,318
U.S. Treasury Inflation-Protected Security 0.625% 2043	15,031	15,419
		246,757

Total U.S. Treasury bonds & notes		1,988,740

FEDERAL AGENCY BONDS & NOTES — 7.96%
Freddie Mac 0.375% 2014	75,250	75,364
Freddie Mac 2.50% 2014	13,000	13,335
Freddie Mac 3.00% 2014	22,750	23,626
Freddie Mac 1.75% 2015	33,375	34,526
Freddie Mac 1.00% 2017	15,300	15,477
Freddie Mac 1.25% 2019	51,820	51,556
Federal Home Loan Bank 1.625% 2013	19,500	19,581
Federal Home Loan Bank 3.625% 2013	10,000	10,218
Federal Home Loan Bank 2.375% 2014	16,500	16,861
Federal Home Loan Bank 5.50% 2014	20,500	22,056
Federal Home Loan Bank 2.75% 2015	8,500	8,920
Federal Home Loan Bank, Series 2816, 1.00% 2017	43,705	44,181
Federal Home Loan Bank 4.125% 2020	15,125	17,854
Fannie Mae 0.75% 2013	67,575	67,861
Fannie Mae 3.00% 2014	4,500	4,689
Fannie Mae 6.625% 2030	2,950	4,404
Tennessee Valley Authority, Series A, 3.875% 2021	4,200	4,884
Tennessee Valley Authority 1.875% 2022	18,350	18,218
Tennessee Valley Authority 4.65% 2035	3,930	4,603
Tennessee Valley Authority 5.88% 2036	2,750	3,797
Tennessee Valley Authority 5.25% 2039	11,000	14,136
Tennessee Valley Authority 3.50% 2042	8,370	8,111
Tennessee Valley Authority, Series 2008, Class A, 4.875% 2048	3,300	3,963
Federal Farm Credit Banks, Consolidated Systemwide Designated Bonds, 1.625% 2014	33,225	33,961
United States Agency for International Development, Republic of Egypt 4.45% 2015	19,000	20,927
United States Agency for International Development, State of Israel, Class 1-A, 5.50% 2023	5,000	6,455
Private Export Funding Corp. 1.375% 2017	3,750	3,828
Private Export Funding Corp. 1.45% 2019	5,250	5,296
Small Business Administration, Series SBIC-PS 2006-10A, Participating Securities, 5.408% 2016[1]	1,542	1,638
Small Business Administration, Series 2001-20K, 5.34% 2021[1]	842	929
Small Business Administration, Series 2001-20J, 5.76% 2021[1]	357	394
Small Business Administration, Series 2001-20F, 6.44% 2021[1]	1,237	1,383
Small Business Administration, Series 2003-20B, 4.84% 2023[1]	3,453	3,821
		566,853

ASSET-BACKED OBLIGATIONS[1] — 0.01%
PE Environmental Funding LLC, Series 2007-A, Class A-1, 4.982% 2016	508	523

Total bonds & notes (cost: $6,207,152,000)		6,339,859

Short-term securities —31.40%

Freddie Mac 0.08%–0.22% due 3/20–8/20/2013	864,500	864,143
Federal Home Loan Bank 0.09%–0.155% due 3/8–6/21/2013	512,080	511,964
U.S. Treasury Bills 0.09%–0.155% due 4/11–5/2/2013	509,900	509,843
Fannie Mae 0.11%–0.16% due 3/4–7/25/2013	251,300	251,218
National Rural Utilities Cooperative Finance Corp. 0.12%–0.14% due 3/12–3/25/2013	59,800	59,796
General Electric Co. 0.12% due 3/1/2013	39,900	39,900

Total short-term securities (cost: $2,236,860,000)		2,236,864

Total investment securities (cost: $8,444,012,000)		8,576,723
Other assets less liabilities		(1,452,529)

Net assets		$ 7,124,194

1Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.

2Coupon rate may change periodically.

3A portion or all of the security purchased on a TBA basis.

4Acquired in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $9,735,000, which represented ..14% of the net assets of the fund.
5Index-linked bond whose principal amount moves with a government price index.

Key to abbreviation

TBA = To be announced

Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.

Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the fund prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at 800/421-4225 or visit the American Funds website at americanfunds.com.

MFGEFPX-022-0413O-S32815

ITEM 7 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 8 – Portfolio Managers of Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 9 – Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 10 – Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s board of trustees since the Registrant last submitted a proxy statement to its shareholders. The procedures are as follows. The Registrant has a nominating and governance committee comprised solely of persons who are not considered ‘‘interested persons’’ of the Registrant within the meaning of the Investment Company Act of 1940, as amended. The committee periodically reviews such issues as the board’s composition, responsibilities, committees, compensation and other relevant issues, and recommends any appropriate changes to the full board of trustees. While the committee normally is able to identify from its own resources an ample number of qualified candidates, it will consider shareholder suggestions of persons to be considered as nominees to fill future vacancies on the board. Such suggestions must be sent in writing to the nominating and governance committee of the Registrant, c/o the Registrant’s Secretary, and must be accompanied by complete biographical and occupational data on the prospective nominee, along with a written consent of the prospective nominee for consideration of his or her name by the nominating and governance committee.

ITEM 11 – Controls and Procedures

(a)	The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

(b)	There were no changes in the Registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 12 – Exhibits

(a)(1)	The Code of Ethics that is the subject of the disclosure required by Item 2 is attached as an exhibit hereto.

(a)(2)	The certifications required by Rule 30a-2 of the Investment Company Act of 1940 and Sections 302 and 906 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

THE AMERICAN FUNDS INCOME SERIES

By /s/ Thomas H. Høgh
Thomas H. Høgh, President and Principal Executive Officer

Date: April 30, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By /s/ Thomas H. Høgh
Thomas H. Høgh, President and Principal Executive Officer

Date: April 30, 2013

By /s/ Karl C. Grauman
Karl C. Grauman, Treasurer and Principal Financial Officer

Date: April 30, 2013